Employee benefit plans - Expected Benefit Payments (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Employee benefit plans
2017	¥ 15,150
2018	14,065
2019	14,173
2020	12,772
2021	11,995
2022-2026	¥ 60,576